UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy., Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1.	Report to Stockholders

(a)

Sector Rotation Fund Tailored Shareholder Report

Sector Rotation Fund

Ticker: NAVFX

annual shareholder report September 30, 2025

This annual shareholder report contains important information about Sector Rotation Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NAVFX	$202	1.91%

How did the Fund perform?

For the year ended September 30, 2025, the Sector Rotation Fund returned 14.40%.The Fund underperformed the S&P 500 Index, which returned 17.60%.

What factors affected the Fund's performance?

During the last 12 months the three most important financial matters were the Presidential Election, Interest rates and tariffs. The elections brought back a familiar face to the White House Mr. Donald J. Trump. This means we already have a play book from which to draw from. Inflation was moderate year over year at 2.90%. The federal reserve has cut the red funds rate three times during the last 12 months. This brought the fed funds rate down to 4.00%-4.25%. Then there was the matter of tariffs. Although President Trump did impose tariffs during his first administration (which President Biden left untouched) this time he went all in and imposed them on most of the US’s major trading “partners”. As an economist I was able to apply the tariffs to our model. However, what I found extremely difficult was the seemingly consistent adjustment of the administration’s tariff policy. It was then that I drew on my decades of experience and realized a steady hand approach was needed so not to get whipsawed into an untended portfolio allocation.

Despite all the uncertainty of the prior twelve months, the Fund has weathered the ever-changing climate and navigated to safer waters.

The Fund’s top three sectors ending September 30, 2024, were Information Technology (VGT), Communication Services (VOX) and Industrials (VIS). Fortunately, for our shareholders the same three were the top holdings as of September 30, 2025.

The bottom three sectors were Real Estate, Consumer Staples and Health Care. While the Fund did navigate around the Real Estate and Consumer Staples sectors, it did hold Health Care.This holding had a negative impact on the Fund's total return.Overall, the Fund was overweight in the top performing sectors and underweight in the poorer performing sector.

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From September 30, 2015 through September 30, 2025

Initial Investment of $10,000

NAVFX ($27,218)
S&P 500 Index ($41,530)
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024
9/30/2025

Average Annual Total Returns

	1 year	5 year	10 year	Since Inception
NAVFX	14.40%	11.85%	10.53%	9.43%
S&P 500 Index	17.60%	16.46%	15.29%	14.17%

Visit https://fundinfopages.com/NAVFX
for more recent performance information.

Sector Rotation Fund Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Net Assets	$41,911,617
Number of Holdings	9
Total Advisory Fee	$388,910
Portfolio Turnover Rate	136.35%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Communication Services
20.2%
Technology
17.8%
Industrials
17.7%
Financials
15.2%
Consumer Discretionary
14.2%
Health Care
9.3%
Short-Term Investment
5.8%

Top Holdings	(% of total net assets)
Vanguard Communication Services ETF	20.2%
Vanguard Information Technology ETF	17.8%
Vanguard Industrials ETF	17.7%
Vanguard Consumer Discretionary ETF	14.2%
Vanguard Health Care ETF	9.3%
Vanguard Financials ETF	7.8%
ProShares UltraPro Short QQQ	5.8%
Fidelity Treasury Portfolio	5.8%
SPDR S&P 500 ETF Trust	1.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://fundinfopages.com/NAVFX.

(b)       Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

Audit fees billed for the Sector Rotation Fund (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the tables below.

For the fiscal years ended September 30, 2024 and September 30, 2025, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, Tait, Weller & Baker, LLP (the “Accountant”) in connection with the audit of the registrant’s annual financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for that fiscal year.

Fund	September 30, 2024
Sector Rotation Fund	$12,000

Fund	September 30, 2025
Sector Rotation Fund	$12,000

(b)	Audit-Related Fees

There were no additional fees billed in the fiscal years ended September 30, 2024 or September 30, 2025, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

These amounts represent the aggregate fees billed in the fiscal years ended September 30, 2024 and September 30, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2024
Sector Rotation Fund	$3,000

Fund	September 30, 2025
Sector Rotation Fund	$3,000

(d)	All Other Fees

There were no other fees billed in the fiscal years ended September 30, 2024 or September 30, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year ended September 30, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2024 and September 30, 2025 are reflected in the tables below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser for the fiscal years ended September 30, 2024 or September 30, 2025.

Fund	September 30, 2024
Sector Rotation Fund	$3,000

Fund	September 30, 2025
Sector Rotation Fund	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are James H. Speed, Jr., Theo Pitt, Jr., and J. Buckley Strandberg.

(b)	Not applicable.

Item 6.	Investments

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

For the Fiscal Year Ending September 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Schedule of Investments
As of September 30, 2025
	Shares	Value

Exchange-Traded Funds - 94.34%
Communication Services - 20.16%
Vanguard Communication Services ETF	45,000	$8,447,850

Consumer Discretionary - 14.18%
Vanguard Consumer Discretionary ETF	15,000	5,942,250

Financials - 15.23%
ProShares UltraPro Short QQQ	160,000	2,436,800
SPDR S&P 500 ETF Trust	1,000	666,180
Vanguard Financials ETF	25,000	3,281,000
		6,383,980
Health Care - 9.29%
Vanguard Health Care ETF	15,000	3,894,000

Industrials - 17.67%
Vanguard Industrials ETF	25,000	7,407,250

Technology - 17.81%
Vanguard Information Technology ETF	10,000	7,466,300

Total Exchange-Traded Funds (Cost $22,572,672)		39,541,630

Short-Term Investment - 5.78%
Fidelity Treasury Portfolio, 4.01%(a) (Cost $2,421,523)	2,421,523	2,421,523

Investments, at Value (Cost $24,994,195) - 100.12%		41,963,153
Liabilities in Excess of Other Assets - (0.12)%		(51,536)
Net Assets - 100.00%		$41,911,617

(a) Represents 7-day effective SEC yield as of September 30, 2025.

Statement of Assets and Liabilities
As of September 30, 2025
Assets:
Investments, at value (cost $24,994,195)	$41,963,153
Fund shares sold receivable	50
Interest receivable	8,645
Dividends receivable	1,831
Prepaid Expenses	9,487
Total assets	41,983,166
Liabilities:
Advisory Fees	36,424
Professional fees	19,628
Operational expenses	7,921
Distribution and service fees	5,133
Administration fees	1,413
Trustee fees	651
Compliance fees	220
Fund accounting fees	159
Total liabilities	71,549
Total Net Assets	$41,911,617
Net Assets Consist of:
Paid in capital	$24,246,046
Accumulated earnings	17,665,571
Total Net Assets	$41,911,617
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,321,766
Net Asset Value, Per Share	$18.05

Statement of Operations
For the fiscal year ended September 30, 2025
Investment Income:
Dividends	$415,593
Interest	94,892
Total Investment Income	510,485
Expenses:
Advisory fees	388,910
Distribution and service fees	97,227
Administration fees	51,905
Professional fees	40,976
Registration and filing expenses	31,582
Fund accounting fees	34,808
Transfer agent fees	23,359
Compliance fees	25,662
Shareholder fulfillment fees	10,167
Custody fees	13,091
Trustee fees and meeting expenses	8,378
Insurance fees	3,650
Security pricing fees	3,914
Miscellaneous expenses	7,751
Net Expenses	741,380
Net Investment Loss	(230,895)
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions	948,756
Net change in unrealized appreciation on investments	4,637,633
Net Realized and Unrealized Gain on Investments	5,586,389
Net Increase in Net Assets Resulting from Operations	$5,355,494

Statements of Changes in Net Assets
For the fiscal years ended September 30,
	2025	2024
Operations:
Net investment loss	$(230,895)	$(103,206)
Net realized gain from investment transactions	948,756	2,808,819
Net change in unrealized appreciation on investments	4,637,633	6,816,297
Net Increase in Net Assets Resulting from Operations	5,355,494	9,521,910
Distributions to Shareholders from Distributable Earnings	(2,547,091)	(535,116)

Capital Share Transactions:
Shares sold	1,826,613	1,802,141
Reinvested dividends and distributions	2,544,809	534,576
Shares repurchased	(3,284,306)	(2,752,333)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,087,116	(415,616)
Net Increase in Net Assets	3,895,519	8,571,178
Net Assets:
Beginning of Year	38,016,098	29,444,920

End of Year	$41,911,617	$38,016,098
Share Information:
Shares sold	108,936	119,819
Shares from reinvested dividends and distributions	156,219	37,859
Shares repurchased	(195,821)	(184,600)
Net Increase (Decrease) in Capital Shares	69,334	(26,922)

Financial Highlights
	September 30,
For a share outstanding during each fiscal year ended	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.88	$12.92	$11.87	$15.27	$12.87

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.10)	(0.05)	(0.05)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	2.41	4.25	2.01	(2.52)	2.70

Total from Investment Operations	2.31	4.20	1.96	(2.61)	2.56

Less Distributions From:
Net realized gains	(1.14)	(0.24)	(0.91)	(0.79)	(0.16)

Net Asset Value, End of Year	$18.05	$16.88	$12.92	$11.87	$15.27

Total Return	14.40%	32.86%	17.32%	(18.20)%	20.03%

Net Assets, End of Year (in thousands)	$41,912	$38,016	$29,445	$25,888	$32,037

Ratios of:
Gross Expenses to Average Net Assets(b)	1.91%	1.97%	2.04%	1.97%	1.95%
Net Expenses to Average Net Assets(b)	1.91%	1.97%	2.04%	1.97%	1.95%
Net Investment Income (Loss) to Average Net Assets(b)	(0.59)%	(0.30)%	(0.38)%	(0.67)%	(0.95)%
Portfolio turnover rate	136.35%	309.04%	234.10%	426.15%	211.18%

(a)	Calculated using the average shares method.
(b)	Does not include expenses of the investment companies in which the Fund invests.

Notes to Financial Statements

As of September 30, 2025

1.	Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, diversified series of the Trust.

The Fund commenced operations on December 31, 2009, as a series of the World Funds Trust (“WFT”). Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011. The reorganization occurred on June 27, 2011. Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to seek to achieve capital appreciation. The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities. Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

The Fund operates as a single operating segment. The Fund's income, expenses, assets and performance are regularly monitored for the oversight function of the Fund. This information is presented in the financial statements and financial highlights.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:   Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:   Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements

As of September 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2025, for the Fund’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Exchange-Traded Funds(b)	$39,541,630	$39,541,630	$—	$—
Short-Term Investment	2,421,523	2,421,523	—	—
Total Assets	$41,963,153	$41,963,153	$—	$—

(a)	The Fund had no Level 3 securities during the fiscal year ended September 30, 2025.

(b)	Refer to Schedule of Investments for breakdown by sector.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor

The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2026, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Notes to Financial Statements

As of September 30, 2025

For the fiscal year ended September 30, 2025, $388,910 in advisory fees were incurred, and no fees were waived by the Advisor.

Administrator

The Fund pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.

Compliance Services

The Nottingham Company serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent

Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,400 per series per year, $400 per meeting attended, $200 per committee meeting attended, and $1,000 per special meeting attended. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator and receive no compensation from the Trust for serving as officers.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. For the fiscal year ended September 30, 2025, $97,227 in distribution and service fees were incurred by the Fund.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$49,699,484	$53,530,012	$—	$—

6.	Risks

Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Notes to Financial Statements

As of September 30, 2025

Foreign Securities Risk. The ETFs held by the Fund may have significant investments in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Investments in ETFs. Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.

Notes to Financial Statements

As of September 30, 2025

Manager Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk. The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. The payment of taxes on gains could adversely affect the Fund’s performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●	Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●	Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Small-Cap and Mid-Cap Securities Risk. The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

7.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Notes to Financial Statements

As of September 30, 2025

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns for the fiscal years ended September 30, 2022 through September 30, 2025 and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2025, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended September 30 were characterized for tax purposes as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$2,197,012	$293,083
Capital Gains	$350,079	$242,033

At September 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$25,017,621

Gross Unrealized Appreciation	17,758,301
Gross Unrealized Depreciation	(812,769)
Net Unrealized Appreciation	16,945,532

Undistributed Ordinary Income	207,556
Undistributed Capital Gains	512,483
Accumulated Earnings	$17,665,571

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2025, Charles Schwab held 93.23% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

9.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

10.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust

and Shareholders of Sector Rotation Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sector Rotation Fund (the “Fund”), a series of Starboard Investment Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended September 30, 2023, have been audited by other auditors, whose reports dated November 29, 2023 and November 21, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 18, 2025

Additional Information (Unaudited)

As of September 30, 2025

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended September 30, 2025.

During the fiscal year, the Fund paid $2,197,012 of ordinary income distributions and $350,079 of capital gains distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountant during the period.

Matters Submitted for Shareholder Vote (Form N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $8,378. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements

Not applicable

Sector Rotation Fund

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at https://fundinfopages.com/NAVFX or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: November 28, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer